OPERATING SEGMENTS - Capital expenditure reconciliation (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	Rp (32,858)	Rp (34,146)	Rp (30,321)
Operating Segments.
Disclosure of operating segments [line items]
Total segment capital expenditure	(32,852)	(33,981)	(30,275)
Capital expenditure from other non-operating segments	(116)	(175)	(66)
Capital expenditures	(32,852)	(33,981)	(30,275)
Adjustment and inter-segment elimination
Disclosure of operating segments [line items]
IFRS reconciliation	110	10	20
Capital expenditures	Rp (6)	Rp (165)	Rp (46)